Share-Based Compensation - Summary of Key Terms and Conditions of Share-Based Compensation Based on Performance Conditions (Parenthetical) (Details) - SOD 2020 SOC2020 SOUS2020	12 Months Ended
Dec. 31, 2020
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Percentage of exercisable instruments relating to the development of elafibranor in pbc and elative clinical	50.00%
Percentage of exercisable instruments relating to NI4 diagnostics technology	25.00%
Percentage of exercisable instruments relating to the development of company pipeline	25.00%